TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of income tax benefit/(expense)
	Years ended December 31
	2010	2011	2012
Current income tax (expense)/benefit	(908)	388	(339)
Deferred income tax benefit	158	473	129
Income tax (expense)/benefit	(750)	861	(210)

Schedule of (loss)/income before income taxes

	Years ended December 31
	2010	2011	2012
Loss arising from China operations	5,356	(24,005)	(936)
Loss arising from non-China operations	(9,633)	(256)	(2,914)
- U.S.	33	45	30
- Hong Kong	(4,458)	2,259	(513)
- Cayman	(5,208)	(2,560)	(2,431)
Loss before income taxes and share of loss of an unconsolidated affiliate	(4,277)	(24,261)	(3,850)

Schedule of reconciliation between the statutory PRC EIT rate and the effective tax rate

	Years ended December 31
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(30)%	(3)%	(16)%
Deferred tax rate differential	14%	6%	4%
Non-deductible expenses	(22)%	(1)%	(30)%
Change in valuation allowance	(5)%	(29)%	14%
Income tax in respect of prior years	—	6%	—
Others	—	—	(2)%
Effective income tax rate	(18)%	4%	(5)%

Schedule of significant components of deferred tax assets and liabilities

	As of December 31
	2011	2012
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	808	980
Accrued expenses, payroll and others	533	482
Difference in tax basis from ViSS acquisition	1,088	881
Difference in R&D expenses capitalization	3,125	3,133
Loss arising from disposal of assets due to operation discontinued	223	—
Non-operating loss carry-forwards	8,677	6,380
Others	1,884	1,906
Total deferred tax assets	16,338	13,762
Valuation allowance	(15,870)	(13,175)
Deferred tax assets, net of valuation allowance	468	587

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	33	23
Total deferred tax liabilities	33	23

Classification on the consolidated balance sheets
Deferred tax assets — current	356	418
Deferred tax assets — non-current	112	169
Deferred tax liabilities — non-current	33	23